Accumulated Other Comprehensive Loss (Details) - CAD ($) $ in Millions	5 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	$ (2,850)	$ (2,736)	$ (2,850)	$ (4,864)
Income tax recovery (expense), beginning balance	609	767	609	1,153
Accumulated other comprehensive loss, net of tax, beginning balance	(2,241)	(1,969)	(2,241)	(3,711)
Other comprehensive income (loss) before reclassifications:
Translation of net investment, before tax		(363)	1,073	(84)
Translation of net investment, income tax recovery (expense)		0	0	0
Translation of net investment, net of tax		(363)	1,073	(84)
Translation of US dollar debt, before tax		262	(707)	32
Translation of US dollar debt, income tax recovery (expense)		(33)	93	(2)
Translation of US dollar debt, net of tax		229	(614)	30
Derivative instruments, before tax		97	(2)
Derivative instruments, income tax recovery (expense)		(25)	0
Derivative instruments, net of tax		72	(2)
Actuarial gain (loss) arising during the year, before tax		(331)	(432)	1,794
Actuarial gain (loss) arising during the year, income tax recovery (expense)		86	113	(471)
Actuarial gain (loss) arising during the year, net of tax		(245)	(319)	1,323
Prior service credit arising during the period, before tax			21
Prior service credit arising during the year, income tax recovery (expense)			(6)
Prior service credit arising during the year, net of tax			15
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of net actuarial loss, before tax			162	271
Amortization of net actuarial loss, income tax recovery (expense)			(43)	(71)
Amortization of net actuarial loss, net of tax			119	200
Amortization of prior service credit, before tax		(3)	(2)	(1)
Amortization of prior service credit, income tax recovery (expense)		1	1	0
Amortization of prior service credit, net of tax		(2)	(1)	(1)
Settlement loss arising during the year, before tax			1	2
Settlement loss arising during the year, income tax recovery (expense)			0	0
Settlement loss arising during the year, net of tax			1	2
Amortization of gain on treasury lock, before tax		(1)
Amortization of gain on treasury lock, income tax recovery (expense)		0
Amortization of gain on treasury lock, net of tax		(1)
Other comprehensive income (loss) before income taxes		(339)	114	2,014
Income tax recovery (expense)		29	158	(544)
Other comprehensive income (loss)		(310)	272	1,470
Accumulated other comprehensive loss, before tax, ending balance		(3,075)	(2,736)	(2,850)
Income tax recovery (expense), ending balance		796	767	609
Accumulated other comprehensive loss, net of tax, ending balance		(2,279)	(1,969)	(2,241)
Postretirement Health Coverage [Member]
Amounts reclassified from Accumulated other comprehensive loss:
Prior service credit (cost)	21
Actuarial gain for increase in plan assets	7
Foreign currency translation adjustments [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	(436)	(70)	(436)	(384)
Other comprehensive income (loss) before reclassifications:
Translation of net investment, before tax		(363)	1,073	(84)
Translation of US dollar debt, before tax		262	(707)	32
Amounts reclassified from Accumulated other comprehensive loss:
Other comprehensive income (loss) before income taxes		(101)	366	(52)
Accumulated other comprehensive loss, before tax, ending balance		(171)	(70)	(436)
Pension and other postretirement benefit plans [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	(2,419)	(2,669)	(2,419)	(4,485)
Other comprehensive income (loss) before reclassifications:
Actuarial gain (loss) arising during the year, before tax		(331)	(432)	1,794
Prior service credit arising during the period, before tax			21
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of net actuarial loss, before tax			162	271
Amortization of prior service credit, before tax		(3)	(2)	(1)
Settlement loss arising during the year, before tax			1	2
Other comprehensive income (loss) before income taxes		(334)	(250)	2,066
Accumulated other comprehensive loss, before tax, ending balance		(3,003)	(2,669)	(2,419)
Derivative instruments [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	$ 5	3	5	5
Other comprehensive income (loss) before reclassifications:
Derivative instruments, before tax		97	(2)
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of gain on treasury lock, before tax		(1)
Other comprehensive income (loss) before income taxes		96	(2)	0
Accumulated other comprehensive loss, before tax, ending balance		$ 99	$ 3	$ 5